Trade and Other Payables - Summary of Trade and Other Payables (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of trade and other payables [abstract]
Indirect taxes payable	$ 93	$ 105
Trade payables	424	256
Deferred consideration on acquisitions	221	308
Other payables	59	69
Non-current trade and other payables	797	738
Trade payables and accrued expenses	16,010	17,729
Payroll and social security payables	1,623	1,439
Indirect taxes payable	2,560	3,149
Interest payable	1,336	1,407
Consigned packaging	1,017	1,041
Dividends payable	767	376
Deferred consideration on acquisitions	69	441
Other payables and deferred income	422	399
Current trade and other payables	$ 23,804	$ 25,981